Revenues (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Revenues by Type and Geography

The following tables disaggregate revenues by type and geography and reconciles them to reportable segments (see note 5).

Revenues by type	Legal Professionals		Corporates		Tax Professionals		Reuters News		Global Print		Total
Year ended December 31,	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
Recurring	2,159	2,079	993	925	658	630	329	250	-	-	4,139	3,884
Transactions	214	205	245	261	136	137	41	46	-	-	636	649
Global Print	-	-	-	-	-	-	-	-	728	764	728	764
Eliminations	-	-	-	-	-	-	-	-	-	-	(2)	-
Total	2,373	2,284	1,238	1,186	794	767	370	296	728	764	5,501	5,297

Revenues by geography (country of destination)	Legal Professionals		Corporates		Tax Professionals		Reuters News		Global Print		Total
Year ended December 31,	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
U.S.	1,924	1,893	991	947	658	630	158	74	513	515	4,244	4,059
Canada (country of domicile)	54	59	10	10	26	24	3	3	86	96	179	192
Other	27	29	65	73	74	79	9	9	25	38	200	228
Americas (North America, Latin America, South America)	2,005	1,981	1,066	1,030	758	733	170	86	624	649	4,623	4,479
U.K.	213	167	104	91	18	15	30	27	47	61	412	361
Other	60	48	39	34	2	2	111	114	16	12	228	210
EMEA (Europe, Middle East and Africa)	273	215	143	125	20	17	141	141	63	73	640	571
Asia Pacific	95	88	29	31	16	17	59	69	41	42	240	247
Eliminations	-	-	-	-	-	-	-	-	-	-	(2)	-
Total	2,373	2,284	1,238	1,186	794	767	370	296	728	764	5,501	5,297

Summary of Remaining Performance Obligations	The Company expects to recognize these revenues over the following years as follows:

2019	24%
2020	12%
2021	7%
2022 and thereafter	57%